REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Jun. 30, 2021
Summary of the impact of the revision on the financial statements

The financial statements as of September 30, 2021, including share and per share amounts, do not include the effects of the merger. The table below shows, on a pro forma basis, the impact of the merger on certain condensed balance sheet items as of September 30, 2021:

Balance Sheet Data:	Actual	Pro Forma
Cash and cash equivalents	$7,996,362	$242,991,191
Working capital	(5,566,182)	228,647,166
Total assets	39,746,217	273,843,757
Redeemable convertible preferred stock	143,086,271	—
Accumulated deficit	(136,979,761)	(136,979,761)
Total stockholders’ equity (deficit)	$(132,209,608)	$163,290,011

Share Data:	Actual	Pro Forma
Redeemable convertible preferred stock outstanding	41,587,368	—
Common stock outstanding	4,595,168	114,707,150

LifeSci Acquisition II Corp
Summary of the impact of the revision on the financial statements

The impact of the revision on the Company’s financial statements is reflected in the following table.

	As Previously
Balance Sheet as of June 30, 2021 (audited)	Reported	Adjustment	As Revised
Common stock subject to possible redemption	$75,526,270	$4,564,140	$80,090,410
Common stock	$246	$(45)	$201
Additional paid-in capital	$5,562,205	$(4,564,095)	$998,110
Accumulated deficit	$(562,449)	$—	$(562,449)
Total Stockholders’ Equity (Deficit)	$5,000,002	$(4,564,140)	$435,862

	As Previously Reported	Adjustment	As Restated
Balance Sheet as of November 24, 2020
Common stock subject to possible redemption	$76,087,640	$4,002,770	$80,090,410
Common stock	$256	$(40)	$216
Additional paid-in capital	$5,000,825	$(4,002,730)	$998,095
Accumulated deficit	$(1,080)	$—	$(1,080)
Total Stockholders’ Equity	$5,000,001	$(4,002,770)	$997,231
Number of shares of common stock subject to possible redemption	7,608,764	400,277	8,009,041

Balance Sheet as of December 31, 2020 (Unaudited)
Common stock subject to possible redemption	$76,007,090	$4,083,320	$80,090,410
Common stock	$256	$(40)	$216
Additional paid-in capital	$5,081,375	$(4,083,280)	$998,095
Accumulated deficit	$(81,623)	$—	$(81,623)
Total Stockholders’ Equity	$5,000,008	$(4,083,320)	$916,688
Number of shares of common stock subject to possible redemption	7,600,709	408,332	8,009,041

Balance Sheet as of March 31, 2021 (Unaudited)
Common stock subject to possible redemption	$75,901,950	$4,188,460	$80,090,410
Common stock	$242	$(41)	$201
Additional paid-in capital	$5,186,529	$(4,188,419)	$998,110
Accumulated deficit	$(186,762)	$—	$(186,762)
Total Stockholders’ Equity	$5,000,009	$(4,188,460)	$811,549
Number of shares of common stock subject to possible redemption	7,590,195	418,846	8,009,041

Balance Sheet as of June 30, 2021
Common stock subject to possible redemption	$75,526,270	$4,564,140	$80,090,410
Common stock	$246	$(45)	$201
Additional paid-in capital	$5,562,205	$(4,564,095)	$998,110
Accumulated deficit	$(562,449)	$—	$(562,449)
Total Stockholders’ Equity	$5,000,002	$(4,564,140)	$435,862
Number of shares of common stock subject to possible redemption	7,552,627	456,414	8,009,041

Statement of Cash Flows for the six months ended December 31, 2020 (Unaudited)
Initial classification of common stock subject to possible redemption	$76,087,640	(76,087,640)	$—
Change in value of Common Stock subject to possible redemption	$(80,550)	$80,550	$—

Statement of Cash Flows for the nine months ended March 31, 2021 (Unaudited)
Initial classification of common stock subject to possible redemption	$76,087,640	(76,087,640)	$—
Change in value of Common Stock subject to possible redemption	$(105,140)	$105,140	$—

Statement of Cash Flows for the period ended June 30, 2021 (Unaudited)
Initial classification of common stock subject to possible redemption	$76,087,640	(76,087,640)	$—
Change in value of Common Stock subject to possible redemption	$(375,680)	$375,680	$—

Condensed Statement of Changes in Stockholders’ Equity for three months ended December 31, 2020 (Unaudited)
Sale of 8,009,041 Units, net of underwriter discounts and offering expenses	$78,231,912	$(78,231,912)	$—
Initial value of Common Stock subject to redemption	$76,007,090	$(76,007,090)	$—
Accretion for Common Stock to redemption amount	$—	$(1,858,498)	$(1,858,498)
Total Stockholders’ Equity	$5,000,008	$(4,083,320)	$916,688

Condensed Statement of Changes in Stockholders’ Equity for three months ended March 31, 2021 (Unaudited)
Change in value of Common Stock subject to redemption	$105,140	$(105,140)	$—
Total Stockholders’ Equity	$5,000,009	$(4,188,460)	$811,549

Condensed Statement of Changes in Stockholders’ Equity for three months ended June 30, 2021 (Unaudited)
Change in value of Common Stock subject to redemption	$375,680	$(375,680)	$—
Total Stockholders’ Equity	$5,000,002	$(4,564,140)	$435,862

Statement of Operations for the three months ended December 31, 2020 (Unaudited)
Weighted average shares outstanding of redeemable common stock	8,009,041	(8,009,041)	—
Basic and diluted net loss per common stock	$—	$—	$—
Weighted average shares outstanding of non-redeemable common stock	1,875,000	(1,875,000)	—
Basic and diluted net loss per common stock	$(0.04)	$0.04	$—
Basic and diluted weighted average shares outstanding, common stock	—	5,112,023	5,112,023
Basic and diluted net loss (income) per share, common stock	$—	$(0.02)	$(0.02)

Statement of Operations for the six months ended December 31, 2020 (Unaudited)
Weighted average shares outstanding of redeemable common stock	8,009,041	(8,009,041)	—
Basic and diluted net loss per common stock	$—	$—	$—
Weighted average shares outstanding of non-redeemable common stock	1,875,000	(1,875,000)	—
Basic and diluted net loss per common stock	$(0.04)	$0.04	$—
Basic and diluted weighted average shares outstanding, common stock	—	3,502,260	3,502,260
Basic and diluted net loss (income) per share, common stock	$—	$(0.02)	$(0.02)

Statement of Operations for the three months ended March 31, 2021 (Unaudited)
Weighted average shares outstanding of redeemable common stock	8,009,041	(8,009,041)	—
Basic and diluted net loss per common stock	$—	$—	$—
Weighted average shares outstanding of non-redeemable common stock	1,990,948	(1,990,948)	—
Basic and diluted net loss per common stock	$(0.05)	$0.05	$—
Basic and diluted weighted average shares outstanding, common stock	—	10,011,301	10,011,301
Basic and diluted net loss (income) per share, common stock	$—	$(0.01)	$(0.01)

Statement of Operations for the nine months ended March 31, 2021 (Unaudited)
Weighted average shares outstanding of redeemable common stock	8,009,041	(8,009,041)	—
Basic and diluted net loss per common stock	$—	$—	$—
Weighted average shares outstanding of non-redeemable common stock	1,913,085	(1,913,085)	—
Basic and diluted net loss per common stock	$(0.10)	$0.10	$—
Basic and diluted weighted average shares outstanding, common stock	—	5,646,205	5,646,205
Basic and diluted net loss (income) per share, common stock	$—	$(0.03)	$(0.03)

Statement of Operations for the year ended June 30, 2021
Weighted average shares outstanding of redeemable common stock	8,009,041	(8,009,041)	—
Basic and diluted net loss per common stock	$—	$—	$—
Weighted average shares outstanding of non-redeemable common stock	1,951,216	(1,951,216)	—
Basic and diluted net loss per common stock	$(0.29)	$0.29	$—
Basic and diluted weighted average shares outstanding, common stock	—	6,734,489	6,734,489
Basic and diluted net loss (income) per share, common stock	$—	$(0.08)	$(0.08)